Project advances - Summary of Project Advances Receivable Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Project Advances Receivable [Abstract]
Current	$ 3,199	$ 1,277
Non-current	736	495
Project advances	$ 3,935	$ 1,772